U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

January 30, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:          MANAGED PORTFOLIO SERIES (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 117 under the 1933 Act and Amendment No. 118 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The primary purpose of the Amendment is to restructure the Coho Relative Value Equity Fund’s (the “Fund”) non-operational Investor Class shares.

Please note that the Prospectus and Statement of Additional Information relating to the Fund was recently reviewed by the Staff as Post-Effective Amendment No. 75, filed pursuant to Rule 485(a)(2) on May 31, 2013 (accession number 0000894189-13-003269).  There have been no material changes to the investment objective or investment strategies of the Fund.  Therefore, pursuant to Release No. IC-13768, the Trust requests that the Amendment be afforded limited and expedited review.

The Trust anticipates that this filing shall become effective on March 31, 2014; pursuant to Rule 485(a)(1) of the 1933 Act.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6121.

Sincerely,

/s/Angela L. Pingel

Angela L. Pingel, Esq.
Secretary of Managed Portfolio Series

cc:  Scot E. Draeger, Esq., Bernstein, Shur, Sawyer & Nelson P.A.